CONVERTIBLE BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE BONDS PAYABLE
Schedule of convertible notes payable

	As of December 31,
	2021	2022

Convertible Notes due 2025	1,895,846	2,083,829
Convertible Notes due 2029	—	4,294,985

Total	1,895,846	6,378,814
Including:
- Current	—	2,083,829
- Non-current	1,895,846	4,294,985

Schedule of interest expenses

	Years ended December 31,
	2020	2021	2022

Contractual interest	41,355	38,720	48,996
Amortization of issuance cost	12,274	11,617	16,813

Total interest expenses	53,629	50,337	65,809